Selected Quarterly Financial Data (unaudited) (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total Revenues	$ 65,213		$ 37,427	$ 34,301		$ 20,628	$ 15,584	$ 17,712	$ 13,421	$ 16,304	$ 9,267	$ 167,295		$ 70,513		$ 107,940		$ 56,704		$ 36,821
Income (loss) before equity in net income (loss) of joint ventures, provision for taxes, non-controlling interest and discontinued operations	3,740		(5,986)	(2,355)		(7,362)	(674)	2,109	766	3,325	(2,317)	4,166		(10,391)		(16,377)		3,883		(12,107)
Equity in net income (loss) of joint ventures	(1,096)		103	103		1,125	628	(2,854)	983	(2,603)	(1,188)	(974)		1,856		1,959		(5,662)		(2,904)
Income (loss) from continuing operations before provision for taxes and discontinued operations			(5,883)	(2,252)		(6,237)	(46)	(745)	1,749	722	(3,505)
Gain on remeasurement of previously held joint venture						72,345								72,345		72,345
Loss on extinguishment of debt						(1,925)								(1,925)		(1,925)
Provisions for taxes	(985)		162	(165)		(437)	(369)	(803)	(744)	(4,441)	(405)	(2,116)		(971)		(809)		(6,393)		(3,330)
Net income (loss) continuing operations	2,051	[1]	(5,721)	(2,417)	[1]	63,746	(415)	(1,548)	1,005	(3,719)	(3,910)	1,669	[1]	60,914	[1]	55,193	[2]	(8,172)	[2]	(18,341)	[2]
Net income (loss) from discontinued operations	(41)		(2)	(41)		(395)	(86)	(4,399)	(514)	(1,175)	399,087	17		(522)		(524)		5,057		(169,174)
Net income (loss)	2,010		(5,723)	(2,458)		63,351	(501)					1,686		60,392		54,669		$ 384,827		$ (171,548)
Net (income) loss attributable to noncontrolling interest	(20)		132	104								43		104		236
Net income (loss) attributable to Gramercy Property Trust Inc.	1,990		(5,591)	(2,354)		63,351	(501)	(5,947)	491	(4,894)	395,177	1,729		60,496		54,905		$ 384,827		$ (171,548)
Preferred stock redemption costs				(2,912)										(2,912)		(2,912)
Preferred stock dividends	(1,559)		(1,576)	(2,192)		(1,791)	(1,790)	(1,792)	(1,790)	(1,790)	(1,790)	(4,676)		(5,773)		(7,349)		(7,162)		(7,162)
Net income (loss) available to common stockholders	$ 431		$ (7,167)	$ (7,458)		$ 61,560	$ (2,291)	$ (7,739)	$ (1,299)	$ (6,684)	$ 393,387	$ (2,947)		$ 51,811		$ 44,644		$ 377,665		$ (178,710)
Basic earnings per share:
Net loss from continuing operations, net of non-controlling interest and after preferred dividends (in dollars per share)	$ 0.01	[3]	$ (0.05)	$ (0.25)	[3]	$ 0.66	$ (0.03)	$ (0.05)	$ (0.01)	$ (0.09)	$ (0.10)	$ (0.06)	[3]	$ 2.21	[3]	$ 0.43		$ (0.25)		$ (0.49)
Net income (loss) from discontinued operations								(0.06)	(0.01)	(0.02)	6.80			(0.02)	[3]			6.39		(2.95)
Net income (loss) available to common stock holders (in dollars per share)	0.01	[3]	$ (0.05)	$ (0.25)	[3]	$ 0.66	$ (0.03)	(0.11)	(0.02)	(0.11)	6.70	(0.06)	[3]	2.19	[3]	0.43		6.14		(3.44)
Diluted earnings per share:
Net loss from continuing operations, net of non-controlling interest and after preferred dividends (in dollars per share)	0.01	[3]	$ (0.05)	$ (0.25)	[3]	$ 0.65	$ (0.03)	(0.05)	(0.01)	(0.09)	(0.10)	(0.06)	[3]	2.15	[3]	0.41		(0.25)		(0.49)
Net income (loss) from discontinued operations (in dollars per share)								(0.06)	(0.01)	(0.02)	6.80			(0.02)	[3]			6.39		(2.95)
Net income (loss) available to common stock holders (in dollars per share)	$ 0.01	[3]	$ (0.05)	$ (0.25)	[3]	$ 0.65	$ (0.03)	$ (0.11)	$ (0.02)	$ (0.11)	$ 6.70	$ (0.06)	[3]	$ 2.13	[3]	$ 0.41		$ 6.14		$ (3.44)
Basic weighted average common shares outstanding	57,666,780	[3]	133,859,665	29,481,537	[3]	92,753,999	70,763,959	69,724,546	58,902,708	58,605,219	58,678,078	53,226,406	[3]	23,702,710	[3]	104,811,814		61,500,847		51,976,462
Diluted weighted average common shares and common share equivalents outstanding	58,838,683	[3]	133,859,665	29,481,537	[3]	95,085,817	70,763,959	69,724,546	58,902,708	58,605,219	58,678,078	53,226,406	[3]	24,296,691	[3]	107,750,340		61,500,847		51,976,462
Parent Company [Member]
Net income (loss) attributable to Gramercy Property Trust Inc.																$ 54,905		$ 384,827		$ (171,548)
Preferred stock dividends																		$ (7,162)		$ (7,162)
Scenario, Previously Reported [Member]
Basic earnings per share:
Net loss from continuing operations, net of non-controlling interest and after preferred dividends (in dollars per share)				$ (0.06)
Net income (loss) available to common stock holders (in dollars per share)				(0.06)
Diluted earnings per share:
Net loss from continuing operations, net of non-controlling interest and after preferred dividends (in dollars per share)				(0.06)
Net income (loss) available to common stock holders (in dollars per share)				$ (0.06)
Basic weighted average common shares outstanding				117,926,151
Diluted weighted average common shares and common share equivalents outstanding				117,926,151

[1]	Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[2]	Net income (loss) from continuing operation represents income (loss) before discontinued oeprations.Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[3]	Adjusted for the 1-for-4 reverse stock split completed on March 20, 2015. Refer to Note 11, "Stockholders' Equity," for further information related to the reverse stock split.